SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts receivable and allowance for uncollectible accounts and Loans receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Guarantor Obligations [Line Items]
Allowance for uncollectible accounts receivable	$ 70,138	$ 67,864
Allowance for uncollectible loan receivable	46,115,732	39,172,141	$ 15,017,029
Total amount of new loans issued	$ 0	$ 0	$ 74,003
Minimum
Guarantor Obligations [Line Items]
Terms of loans (in months)		12 months
Interest rate (in percentage)		6.00%
Maximum
Guarantor Obligations [Line Items]
Terms of loans (in months)		36 months
Interest rate (in percentage)		8.00%